Significant Accounting Policies - Facility Opening, Advertising Costs, Interest Expense, and Shares Held in Trust (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Billing duration (in days)	30 days
Long-term portion of lease obligations associated with facility closings	$ 181	$ 217
Advertising costs, net of vendor funding	216	221	$ 212
Interest expense, net of capitalized interest	1,078	859	615
Interest income	(20)	(21)	(15)
Interest expense), net	1,058	838	600
Capitalized interest	$ 13	$ 12	$ 19
Shares held in employee trust (in shares)	1	1